COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

30.    COMMITMENTS AND CONTINGENCIES

(a)    Capital commitments

In 2022, 2023 and 2024, the Group entered into various non-cancellable purchase agreements with its suppliers to acquire machineries to be used in the manufacturing of its products. There were no variable components of these capital commitments. The Group’s total fixed and determinable future payments under these purchase agreements amounted to RMB12,114 million as of December 31, 2024.

The payment schedule for the commitments is as follows:

Year ending December 31,	RMB
2025	4,007,969
2026	7,716,301
2027	389,446
Total	12,113,716

(b)    Contingencies

Arbitration filed by Singapore customers

In November 2018, one of the Group’s customers in Singapore (the “Singapore Customer”) filed two Notices of Arbitration (“NoAs”) in two arbitrations with Arbitration No. ARB374/18/PPD (“ARB 374”) and Arbitration No. ARB375/18/PPD (“ARB 375”), respectively, against Jinko Solar Import & Export Co., Ltd. (“Jinko IE”) at Singapore International Arbitration Centre. These NoAs were subsequently amended by the Singapore Customer, and Jinko IE received the amended Notices of Arbitration from the Singapore Customer on December 20, 2018. The Singapore Customer claimed respectively in ARB 374 and ARB 375 that the photovoltaic solar modules supplied by Jinko IE to the Singapore Customer under the purchase agreement dated December 25, 2012 (“2012 Contract”) and January 28, 2013 (“2013 Contract”) were defective. The Singapore Customer sought, inter alia, orders that Jinko IE replace the modules and/or that Jinko IE compensate the Singapore Customer for any and all losses sustained by the Singapore Customer as a result of the supply of allegedly defective modules. In January 2019, Jinko IE issued its responses to the NoAs in ARB 374 and ARB 375, disputing the Singapore Customer’s reliance on the arbitration clauses in the 2012 Contract and the 2013 Contract, denying all claims raised by the Singapore Customer, and disputing that the Singapore Customer was entitled to the reliefs claimed in the arbitrations. Arbitration tribunals in both ARB 374 and ARB 375 were constituted on September 5, 2019, which directed on January 14, 2020 that (i) the Singapore Customer shall submit its statement of claim in both ARB 374 and ARB 375 and Jinko IE shall submit its statement of defense no later than five months after Singapore Customer’s submission of statement of claim; and (ii) the hearing of the arbitrations shall be bifurcated with the liability issue to be first determined by the tribunals, and then depending on the outcome of the liability issue, the issue of remedies/damages payable to be determined in the subsequent proceedings in such manner as may be directed by the tribunals. On August 7, 2020, the Singapore Customer submitted its statement of claim in both ARB 374 and ARB 375. In the statement of claim, the Singapore Customer maintained its claim that the photovoltaic solar modules supplied by Jinko IE to them under the 2012 Contract and the 2013 Contract were defective, and that Jinko IE should be liable in respect of all the modules supplied under the 2012 Contract and the 2013 Contract. On December 16, 2020, following Jinko IE’s request, the tribunals in both ARB 374 and ARB 375 directed that Jinko IE’s statement of defense should be submitted by February 11, 2021. On February 11, 2021, Jinko IE submitted its statement of defense and relevant evidence. In the statement of defense, Jinko IE (i) requested the tribunal to declare that it lacks jurisdiction over the dispute; and (ii) denied all the Singapore Customer claims and requested the same be dismissed by the tribunal. On February 22, 2021, upon mutual agreement by Jinko IE and the Singapore Customer, the tribunal directed that ARB 374 and ARB 375 should be consolidated. On August 24, 2021, the tribunal decided Jinko IE and the Singapore Customer’ respective Redfern Schedules. On October 5, 2021, Jinko IE and the Singapore Customer exchanged documents pursuant to the tribunal’s decision on the Redfern Schedules. On February 19, 2022, the Singapore Customer filed its Reply Memorial (accompanied by all evidence, including factual exhibits, written witness statements, expert reports and legal authorities relied upon). On July 17, 2022, Jinko IE submitted its Rejoinder Memorial with all evidence correspondingly in reply to Reply Memorial. From October 10 to 21, 2022, the hearing for liability issue was held in Singapore, during which the tribunal heard the parties’ oral opening statements, evidence from the parties’ factual and expert witnesses, and oral closing statements. According to the tribunal’s directions, the parties submitted Post-hearing Briefs on January 20, 2023 and the Reply Post-hearing Briefs on March 3, 2023. On August 17, 2023, the tribunal issued Partial Award on Jurisdiction and Liability (the “Partial Award”), as corrected on October 2, 2023. Pursuant to the Partial Award, 365,000 solar modules supplied by Jinko IE to Singapore Customer under 2012 and 2013 Contracts are deemed unsuitable for their intended purpose. The details regarding the remedies to be granted (if any) and the compensation amount that Jinko IE is required to provide will be determined in the final award.

In view of the latest submission from Singapore Customer, management reassessed the potential exposures with the assistance from its external legal counsel, management consider that Jinko has a reasonable basis to challenge the quantum of Singapore Customer’s claims for damages in this consolidated arbitration. Based on the assessment, management concluded that its best estimation with respect to the potential exposures of the arbitration would be RMB180 million as at December 31, 2023. As a result, the Company recorded accruals with the amount of RMB180 million as at December 31, 2023.

On August 5, 2024, Jinko IE reached a settlement with the Singapore Customer, agreeing to pay US$31,000,000 in compensation. In according to the Settlement Agreement, management recorded additional liabilities with the amount of US$5,959,144(equivalents to RMB 42 million) in “General and administrative” in 2024. As of December 31, 2024, all obligations under the Settlement Agreement were completed and the arbitration proceedings were therefore concluded.

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. The Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.